INVESTMENTS AND SUBORDINATED LOAN FROM PARENT CORPORATION (Details) - CAD ($) $ in Millions	Dec. 18, 2020	Nov. 12, 2020	Dec. 19, 2019	Oct. 11, 2019	Nov. 30, 2018	Feb. 27, 2018
Series D Preferred shares
Related Parties
Number of preferred shares redeemed			2,950,000
Series L Preference Shares Member
Related Parties
Number of preferred shares redeemed	1,700,000
Parent
Related Parties
Subordinated loan granted during the period		$ 1,700.0		$ 2,950.0		$ 2,390.0
Interest rate on subordinated loan (in percentage)		9.00%		10.00%		9.50%
Repayment term intervals of subordinated loan (in months)		6 months		6 months		6 months
Investment in redeemable preferred shares		$ 1,700.0		$ 2,950.0		$ 2,390.0
9346-9963 Quebec Inc | Series D Preferred shares
Related Parties
Payments for redemption of preferred stock in cash			$ 2,950.0
Settlement of cumulative unpaid dividends in cash			56.3
Repayment of subordinated loan			$ 2,950.0
Redeemable preferred shares acquired (in shares)				2,950,000
Preferred stock annual dividend rate (in percentage)				10.10%
9346-9963 Quebec Inc | Series C preference shares
Related Parties
Number of preferred shares redeemed					795,000
Payments for redemption of preferred stock in cash					$ 795.0
Settlement of cumulative unpaid dividends in cash					34.1
Repayment of subordinated loan					$ 795.0
Redeemable preferred shares acquired (in shares)						2,390,000
Preferred stock annual dividend rate (in percentage)						9.60%
9346-9963 Quebec Inc | Series L Preference Shares Member
Related Parties
Payments for redemption of preferred stock in cash	$ 1,700.0
Settlement of cumulative unpaid dividends in cash	15.3
Repayment of subordinated loan	$ 1,700.0
Redeemable preferred shares acquired (in shares)		1,700,000
Preferred stock annual dividend rate (in percentage)		9.10%